Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Break Down of Trade Receivables
Accounting policies for trade receivables and other current assets are described in Note 15.

8.1. Trade receivables

	As of December 31,
(in thousands of euros)	2024	2023
Trade receivables	2,977	905
Trade receivables	2,977	905

	As of December 31,
(in thousands of euros)	2024	2023
Due in 3 months or less	2,977	905
Due between 3 and 6 months
Due between 6 and 12 months
Due after more than 12 months
Trade receivables	2,977	905

Schedule of Disclosure of Break Down of Other Current Assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2024	2023
Research tax credit receivable	3,369	3,939
VAT receivable	1,104	1,171
Prepaid expenses	3,195	2,560
Other receivables	1,085	1,418
Other current assets	8,753	9,088

Disclosure of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2022	4,091
Receipt of 2022 research tax credit – Nanobiotix SA	(3,884)
Receipt of 2022 research tax credit – Curadigm SAS	(207)
2023 research tax credit – Nanobiotix SA	3,762
2023 research tax credit – Curadigm SAS	177
Receivable as of December 31, 2023	3,939
Receipt of 2023 research tax credit – Nanobiotix SA	(3,707)
Receipt of 2023 research tax credit – Curadigm SAS	(177)
2024 research tax credit – Nanobiotix SA	2,954
2024 research tax credit – Nano Corp	360
Receivable as of December 31, 2024	3,369

Schedule of Disclosure of Current Contract assets

	As of December 31,
(in thousands of euros)	2024	2023
Contract assets - Current	—	2,062
Contract assets - Current	—	2,062